Note 6 - Employee Benefit Plans (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Note 6 - Employee Benefit Plans (Details) [Line Items]
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), Net Gains (Losses), before Tax	$ 8,388,698	$ 7,634,982
Deferred Tax Assets, Tax Deferred Expense, Compensation and Benefits, Pensions	2,852,157	2,595,894
Defined Benefit Plan, Amount to be Amortized from Accumulated Other Comprehensive Income (Loss) Next Fiscal Year	737,174
Defined Benefit Plans, Estimated Future Employer Contributions in Next Fiscal Year	$ 300,000
Defined Contribution Plan, Employer Matching Contribution, Percent of Employees' Gross Pay	4.00%
Paid to Pension [Member]
Note 6 - Employee Benefit Plans (Details) [Line Items]
Dividends	$ 6,510	$ 6,200